Dividends (Tables)	12 Months Ended
Dec. 31, 2024
Dividends1 [Abstract]
Summary of Dividends Declared and Paid	The following table summarizes the Group's dividends declared and paid on the dates indicated:

	Dividend per Share		Record Date	Pay Date	Shares Outstanding	Gross Dividends Paid
Date Dividends Declared	USD	GBP
November 15, 2023	$0.875	£0.6844	March 1, 2024	March 28, 2024	47,221,488	$41,319
April 10, 2024	$0.290	£0.2283	May 24, 2024	June 28, 2024	47,062,984	13,648
May 9, 2024	$0.290	£0.2211	August 30, 2024	September 27, 2024	49,005,036	14,211
August 15, 2024	$0.290	£0.2279	November 29, 2024	December 27, 2024	50,642,261	14,686
Paid during the year ended December 31, 2024						$83,864
November 14, 2022	$0.875	£0.7220	March 3, 2023	March 28, 2023	47,868,969	$41,885
March 21, 2023	$0.875	£0.6860	May 26, 2023	June 30, 2023	48,164,650	42,144
May 9, 2023	$0.875	£0.7040	September 1, 2023	September 29, 2023	48,157,129	42,137
September 1, 2023	$0.875	£0.6840	December 1, 2023	December 29, 2023	47,856,570	41,875
Paid during the year ended December 31, 2023						$168,041
October 28, 2021	$0.850	£0.6500	March 4, 2022	March 28, 2022	42,502,328	$36,127
March 22, 2022	$0.850	£0.6860	May 27, 2022	June 30, 2022	42,527,424	36,148
May 16, 2022	$0.850	£0.7320	September 2, 2022	September 26, 2022	42,294,025	35,950
August 8, 2022	$0.850	£0.6900	November 25, 2022	December 28, 2022	41,446,769	35,230
Paid during the year ended December 31, 2022						$143,455